Valuation of net assets acquired (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Purchase Price Allocation [Line Items]
Goodwill	$ 135,000	$ 135,000
Purchase Price	240,000	240,000
Trademarks
Purchase Price Allocation [Line Items]
Intangible assets	100,000	100,000
Customer Lists
Purchase Price Allocation [Line Items]
Intangible assets	$ 5,000	$ 5,000